GOODWILL, INTANGIBLE, AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWIL

Changes in the carrying amount of goodwill of the Company between December 31, 2023, and December 31, 2024, are as follows (in US$ thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2023	$459,710	$185,385	$645,095
Not applicable	-	-	-
Balance as of December 31, 2024	$459,710	$185,385	$645,095

SCHEDULE OF WEIGHTED AVERAGE AMORTIZATION PERIOD FOR INTANGIBLE ASSETS

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts & relationships	10.0
Trademarks and trade names	7.9
Total intangible assets	9.7

SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION

The details of our intangible assets subject to amortization are set forth below (in US$ thousands):

	December 31, 2024			December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts & relationships	$153,500	$(92,322)	$61,178	$153,500	$(76,899)	$76,601
Trademarks and trade names	25,940	(21,422)	4,518	25,940	(18,237)	7,703
Total intangible assets	$179,440	$(113,744)	$65,696	$179,440	$(95,136)	$84,304

SCHEDULE OF INVESTMENTS	The following table presents our investments at the dates indicated (in US$ thousands):
	Segment	Ownership	December 31, 2024	December 31, 2023
WDVGE	Production Services	46.2%	$3,225	7,782

SCHEDULE OF EARNINGS (LOSS) FROM EQUITY INVESTMENTS

The following table presents earnings (loss) from equity investments for the periods indicated (in US$ thousands):

	Segment	Year ended December 31, 2024	Year ended December 31, 2023	6 months ended December 31, 2022
W. D. Von Gonten Engineering LLC	Production Services	$28.7	$(454.1)	$42.7

SCHEDULE OF FINANCIAL INFORMATION FOR OUR EQUITY METHOD INVESTMENTS

Summarized combined financial information for our equity method investments is as follows for the periods indicated (amounts represent 100% of investee financial information in US$ thousands):

	December 31, 2024	December 31, 2023
Balance Sheet data:
Current assets	$5,242	4,397
Noncurrent assets	15,236	18,227
Total assets	$20,478	22,624

Current liabilities	$2,555	2,624
Other liabilities	10,976	13,115
Combined equity	6,947	6,885
Total liabilities and combined equity	$20,478	22,624

	Year ended	Year ended	Six months ended
	December 31, 2024	December 31, 2023	December 31, 2022

Statement of operations data:
Revenue	$20,016	$19,263	$10,035
Operating income	62	(1,041)	(350)
Net income	62	(983)	92